Classification of Financial Instruments - Classification of Comprehensive Income (Loss) from Financial Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income, expense, gains or losses of financial instruments
Dividends income	₩ 28,875	₩ 10,522	₩ 7,316
Gain (loss) on valuation of derivatives	224,218	822,994	(455,715)
Gain (loss) on valuation of financial assets	32,661	34,444
Interest expense of trade and other payables	204,078	213,765	88,757
Interest expense of others	472,248	384,423	540,867
Other finance income	925	1,284	1,470
Other finance expenses	25,144	4,058	4,456
Cash and cash equivalents
Income, expense, gains or losses of financial instruments
Interest income	51,872	12,692	9,419
Gain (loss) on foreign currency transactions and translations	22,158	34,923	(15,911)
Financial assets at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Interest income	58,540	18,415	19,114
Dividends income	1,994	2,949	4,734
Gain (loss) on valuation of derivatives	336,049	450,896	(52,447)
Gain (loss) on transaction of derivatives	205,298	54,352	36,563
Gain (loss) on valuation of financial assets	(37,230)	8,858	5,508
Gain on disposal of financial assets	9,358	4,221	11,344
Financial assets at fair value through other comprehensive income
Income, expense, gains or losses of financial instruments
Dividends income	26,881	7,573	2,582
Financial assets at amortized cost
Income, expense, gains or losses of financial instruments
Interest income	1,308	797	612
Gain (loss) on foreign currency transactions and translations	5,087	(3,647)	(1,733)
Loans and receivables
Income, expense, gains or losses of financial instruments
Interest income	33,545	25,196	26,232
Gain (loss) on foreign currency transactions and translations	596	729	(527)
Trade and other receivables
Income, expense, gains or losses of financial instruments
Interest income	164,653	144,543	151,035
Gain on disposal of financial assets	0	2,452	0
Gain (loss) on foreign currency transactions and translations	1,019	14,207	23,458
Short-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income	15,827	7,531	25,540
Gain (loss) on foreign currency transactions and translations	3,513	32,218	(38,088)
Long-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income	14,371	12,470	10,406
Gain (loss) on foreign currency transactions and translations	1	27	0
Other financial assets
Income, expense, gains or losses of financial instruments
Interest income	637	230	228
Derivative (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives	149,888	211,180	(77,733)
Gain (loss) on transaction of derivatives	54,422	31,351	36,053
Gain (loss) on valuation of derivatives (equity, before tax)	(93,699)	(11,734)	9,925
Financial liabilities at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives	(345,313)	2,751	(104,607)
Gain (loss) on transaction of derivatives	(110,236)	(15,358)	(49,788)
Financial liabilities carried at amortized cost
Income, expense, gains or losses of financial instruments
Gain (loss) on repayment of financial liabilities	(15)	(10)	(35)
Gain (loss) on foreign currency transactions and translations	(936,269)	(1,162,835)	772,045
Interest expense of borrowings and debt securities	2,142,220	1,316,269	1,365,801
Interest expense of trade and other payables	204,078	213,765	88,757
Interest expense of others	472,248	384,423	540,867
Other finance income	927	1,284	0
Other finance expenses	167	2,504	0
Derivatives (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives	83,594	158,167	(220,928)
Gain (loss) on transaction of derivatives	75,201	13,737	42,565
Gain (loss) on valuation of derivatives (equity, before tax)	₩ 28,647	₩ (28,726)	₩ 101,295